Fixed Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

The Company has acquired all its office and field work equipment with cash payments and financial institution loans. The total fixed assets consist of land and building, vehicles, office furniture, tools and various equipment items and the totals are as follows:

Asset	September 30, 2021	December 31, 2020
Land and Building	$326,400	$326,400
Equipment	171,912	173,991
Accumulated depreciation	(123,345)	(106,504)
Fixed Assets, net of accumulated depreciation	$374,967	$393,887

The Company has acquired all its office and field work equipment with cash payments and financial institution loans. The total fixed assets consist of land and building, vehicles, office furniture, tools and various equipment items and the totals are as follows:

	December 31,	December 31,
Asset	2020	2019
Land and Building	$326,400	$326,400
Equipment	173,991	121,556
Accumulated depreciation	(106,504)	(93,018)
Fixed Assets, net of accumulated depreciation	$393,887	$354,938